Document And Entity Information	Nov. 14, 2024
Document Information [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Nov. 14, 2024
Current Fiscal Year End Date	--12-31
Entity Registrant Name	PEAK BIO INC.
Entity Central Index Key	0001834645
Entity Emerging Growth Company	true
Entity File Number	001-39951
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	85-2448157
Entity Address, Address Line One	4900 Hopyard Road
Entity Address, Address Line Two	Suite 100
Entity Address, City or Town	Pleasanton
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94588
City Area Code	925
Local Phone Number	463-4800
Entity Information, Former Legal or Registered Name	N/A
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Ex Transition Period	false
Common Stock [Member]
Document Information [Line Items]
Title of 12(b) Security	Common stock, par value $0.0001 per share
Trading Symbol	PKBO
Security Exchange Name	NONE
Warrant [Member]
Document Information [Line Items]
Title of 12(b) Security	Warrants
Trading Symbol	PKBOW
Security Exchange Name	NONE